Group assets and liabilities by business type - Notes (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Analysis of operating segments
Property, plant and equipment	$ 964	$ 1,065
Additions to property, plant and equipment	51	160
Additions to right-of-use assets	8	96
Premiums receivable	778	794
Accruals, deferred income and other liabilities	16,208	14,488
Within one year
Analysis of operating segments
Premiums receivable	734	738
Accruals, deferred income and other liabilities	$ 11,213	$ 9,172